Government Grants	12 Months Ended
Dec. 31, 2023
Disclosure of Government Grants [Abstract]
Government Grants

18. GOVERNMENT GRANTS

Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2023		December 31, 2022
Grants	Government Entity	Non-current liability	Current liability	Non-current liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	701	88	591	287
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	118	31	228	57
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	13	7	—	28
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	475	7	404	102
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	389	49	392	98
Coldpost	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	—	—	—	12
Cupons Industria	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	—	—	—	—
Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	62	9	63	16
Electrolinera	Instituto para la Diversificación y Ahorro de la Energía (IDAE)	421	—	337	83
Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	110	37	183	—
Hermes Estudios	Ministerio de Industria, Comercio y Turismo	692	223	—	—
Hermes Viabilidad	Ministerio de Industria, Comercio y Turismo	1,505	51	—	—
Hermes Formación	Ministerio de Industria, Comercio y Turismo	233	49	—	—
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	47	—	—	—
Torres Quevedo	Agencia Estatal de Investigación	83	—	—	—
V2BUILD	Innovate UK - UKRI	—	—	—	25
Total		4,849	551	2,198	708

As of December 31, 2023 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)" and "Instituto para la Diversificación y Ahorro de la Energía (IDAE)" and “Agencia Estatal de Investigación” and “Ministerio de Industria, Comercio y Turismo” for

an amount of Euros 1,558 thousand, Euros 585 thousand and Euros 421 thousand and Euros 83 thousand and Euros 2,753 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2022 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)" and "Instituto para la Diversificación y Ahorro de la Energía (IDAE)" and “Innovate UK - URI” for an amount of Euros 1,776 thousand, Euros 685 thousand and Euros 420 thousand and Euros 25 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2023 Euros 3,200 thousand are pending to be received from government entities, as compared to Euros 4,049 thousand as of December 31, 2022.

The impact in the statement of profit or loss (recognized in the “Other income” caption) for 2023 amounts to Euros 1,706 thousand, as a result of the established conditions agreed with the aforementioned entities (Euros 680 thousand for 2022).